Summary of Significant Accounting Policies (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minimum
EBP, Accounting Policy [Line Items]
Asset held for investment, participant loan, interest rate	4.00%	4.00%
Maximum
EBP, Accounting Policy [Line Items]
Asset held for investment, participant loan, interest rate	10.50%	10.50%